SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

On October 7, 2016, we acquired all of the issued and outstanding common stock of Allied Specialty Foods, Inc. (“Allied”) for a purchase price of $60 million, subject to post-closing adjustment estimated to be approximately $4 million. The purchase price was entirely funded from cash on hand at the time of the acquisition. As of the date of this report, the purchase price allocation was not complete.

Allied is a manufacturer of raw and cooked beef and chicken Philly steak products. The acquisition of Allied brings us additional sandwich component production capacity and expands our market-leading position in the Philly steak platform by providing entry into fully-cooked product offerings and, expands our geographic reach. The acquisition is expected to provide certain cost synergies. Allied’s customer base is predominantly in the foodservice industry, which it serves from a 20,000 square foot manufacturing facility in Vineland, New Jersey, with two cook lines, three raw slicing lines and one breakaway steak line. In June 2016, Allied began building a new 70,000 square foot facility with seven raw slicing/breakaway lines and four cook lines, which is expected to be completed during the first quarter of 2017. Allied’s revenue and net income for the year-to-date period ended October 1, 2016 were approximately $44,498 and $3,305, respectively.

24. SUBSEQUENT EVENTS

The Company has considered subsequent events through April 11, 2016, the date the consolidated financial statements were originally available to be issued, and May 27, 2016, the date the revised consolidated financials were available to be issued, and July 5, 2016, the date the revised consolidated financials were available to be issued with the effects of the stock split.

On June 21, 2016 the Company effected a 49.313-for-one stock split of the Company’s issued and outstanding common shares and increased its authorized shares of common stock by 6,870,000 shares. The par value of the common stock was not adjusted as a result of the stock split. All issued and outstanding share and per share amounts included in the accompanying audited consolidated financial statements have been retroactively restated to reflect the stock split. Fractional shares resulting from the stock split were rounded up to the nearest whole share.

(Unaudited)

On June 2, 2016, the Company completed a new first lien term loan agreement with a combination of existing and new lenders for $1,300,000 which matures on June 2, 2023. The Company received proceeds of $1,293,500, net of original issue discount of $6,500, from issuance of the new first lien term loan, which were used to repay $1,259,346 of principal outstanding under the Term Loans (see Note 9), pay related accrued interest of $11,990 and pay expenses related to the refinancing (including prepayment penalties) of $18,510 (revised). The Company also retained $3,654 (revised) of the proceeds from issuance of the new first lien term loan. Borrowings under the new first lien term loan are subject to a variable rate interest determined based on either a LIBOR or bank base rate, plus a margin, of 3.75% and 2.75%, respectively. LIBOR borrowings under the new first lien term loan are subject to a minimum, or floor, LIBOR rate of 1.00%. Bank base rate borrowings under the new first lien term loan are subject to the prime rate plus margin. The new first lien term loan provides for mandatory quarterly principal repayments of $3,250 beginning September 30, 2016 until its final maturity in 2023, which requires a balloon payment of $1,212,250. The new first lien term loan agreement also provides for collateralization and non-financial covenants similar to the provisions of the First Lien Term Loan, including limitations on our ability to incur additional indebtedness or issue preferred stock, pay dividends or make distributions on our capital stock or repurchase our capital stock or to make other restricted payments, make certain investments, create liens on our assets, enter into transactions with affiliates, transfer and sell assets, merge, consolidate or sell all or substantially all of our assets, and create restrictions on dividends or other payments by our restricted subsidiaries. In addition, the new first lien term loan requires mandatory annual prepayment of amounts equal to Excess Cash Flow (as defined in the new first lien term loan agreement).

In addition, on June 2, 2016 the Company completed an amendment of the revolving credit facility which extends its maturity to June 2, 2021. The amended and extended revolving credit facility has a maximum borrowing limit of $175,000 which is further subject to a borrowing base limitation derived from applying defined calculations to inventory and accounts receivable balances, consistent with the original revolving line of credit more fully described in Note 9. Similar to the original revolving line of credit, the amended and extended agreement includes financial maintenance covenants that are only in force under certain conditions, along with non-financial covenants.

The Company is in the process of evaluating the guidance with regard to accounting for debt modifications and extinguishments as it relates to the refinancing. As of April 2, 2016, the Company currently has $4,306 and $9,362 recorded as original issue discount and loan origination fees included in long term debt which could be written off as a result of this analysis if it is determined that the Term Loan has been extinguished for accounting purposes.